ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 7 – ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued expenses and other current liabilities consisted of the following (in thousands):
	December 31,
	2022	2021
Accrued wages, commission and bonus	$1,145	$805
Accrued professional fees	148	155
Other liabilities	261	959
Financial advisory fees payable	1,000	—
	$2,554	$1,919